LEASES (Tables)	12 Months Ended
Jun. 26, 2019
Leases [Abstract]
Schedule of Rent Expense	Rent expenses consists of the following:

	June 26, 2019	June 27, 2018	June 28, 2017
Straight-lined minimum rent	$141.7	$111.1	$109.8
Contingent rent	3.3	3.2	3.8
Other	13.6	11.6	11.7
Total rent expenses	$158.6	$125.9	$125.3

Future Minimum Lease Payments
As of June 26, 2019, future minimum lease payments on both capital and operating leases were as follows:

Fiscal Year	Capital Leases	Operating Leases
2020	$12.3	$156.8
2021	10.1	154.5
2022	8.2	148.6
2023	6.7	137.7
2024	6.0	127.6
Thereafter	17.4	771.7
Total minimum lease payments(1)	60.7	$1,496.9
Imputed interest (average rate of 6.18%)	(12.3)
Present value of minimum lease payments	48.4
Less current installments	(9.7)
	$38.7

(1)
Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. The total of undiscounted future sublease rentals are approximately $22.0 million and $14.6 million for capital and operating subleases, respectively, as of June 26, 2019.